Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Operating expense
Officers compensation	$ 15,000	$ 15,000	$ 30,000	$ 30,000	$ 60,000	$ 60,000
Franchise taxes	18,880	50,000	62,797	100,000	200,000	1,177
General and administrative expenses	327,153	652,723	640,336	857,556	1,907,122	348,735
Total operating expense	361,033	717,723	733,133	987,556	2,167,122	409,912
Other income
Investment income (loss) on investments held in Trust Account	90,687	552,164	201,222	667,577	1,824,459	(4,133)
Total other income	90,687	552,164	201,222	667,577	1,824,459	(4,133)
Net loss before income tax	(270,346)	(165,559)	(531,911)	(319,979)	(342,663)	(414,045)
Income tax					57,569
Net loss	$ (270,346)	$ (165,559)	$ (531,911)	$ (319,979)	$ (400,232)	$ (414,045)
Common Class A [Member]
Net loss per share
Basic	$ (0.06)	$ (0.01)	$ (0.12)	$ (0.02)	$ (0.03)	$ (0.05)
Diluted	$ (0.06)	$ (0.01)	$ (0.12)	$ (0.02)	$ (0.03)	$ (0.05)
Weighted average number of shares
Basic	4,391,649	13,270,700	4,502,530	13,270,700	10,946,277	5,578,069
Diluted	4,391,649	13,270,700	4,502,530	13,270,700	10,946,277	5,578,069
Common Class B [Member]
Net loss per share
Basic		$ (0.01)		$ (0.02)	$ (0.03)	$ (0.05)
Diluted		$ (0.01)		$ (0.02)	$ (0.03)	$ (0.05)
Weighted average number of shares
Basic		3,162,500		3,162,500	2,313,390	3,162,500
Diluted		3,162,500		3,162,500	2,313,390	3,162,500